Label	Element	Value
RBC Global Equity Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC Global Equity Leaders Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial intermediary and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 123 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front‑end sales charge was paid.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States, or if market conditions are not favorable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries. The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States.
The Fund will typically invest in 20 to 40 equity securities of companies that the Sub‑Advisor believes are, or have the potential to become, leaders in their respective industries. This assessment is based upon a consideration of the sustainability of a company’s competitive advantage, quality of management and environmental, social and governance (“ESG”) stewardship.
This determination is not restricted to balance sheet or income statement metrics. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, participation notes, warrants and rights. A convertible security is considered an “equity security” for purposes of the Fund’s 80% policy only if the convertible security is “in the money” at the time of investment. The equity securities in which the Fund may invest will generally be issued by mid‑ to large-capitalization companies.
The Fund diversifies its investments among a number of different countries throughout the world, including both developed and emerging markets. In determining whether a country is emerging or developed, the Fund may consider (i) classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies); (ii) classifications by the Fund’s benchmark index; and (iii) the International Monetary Fund’s definition and list of developing and emerging market countries. The Fund will invest across a number of countries and regions at any one time but will not necessarily be invested across all countries and regions.
The Fund will normally invest in a portfolio of equity securities denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in non‑U.S. countries worldwide.
The Fund is non‑diversified and, therefore, compared to a diversified investment company, the Fund may invest a greater percentage of its assets in securities of a particular issuer.
As part of the investment process, the Sub‑Advisor incorporates material environmental, social and governance (“ESG”) factors to consider issuers’ oversight and management of these material ESG factors. The ESG factors deemed material to the Fund are at the discretion of the Sub‑Advisor.
ESG integration is defined by the Sub‑Advisor as the incorporation of material ESG factors into investment decision making by the Sub‑Advisor.
The Sub‑Advisor uses a competitive dynamics assessment which considers a company’s business model, opportunity to take market share, access to growing end‑markets, strength of management team, and fundamental valuation. The Sub‑Advisor uses a disciplined risk management process to actively manage and diversify risk exposures (such as currency, market or geography) which permits long-term returns to be predominately driven by bottom‑up fundamental stock selection.
The Sub‑Advisor’s ESG analysis framework focuses on the economic activities and operational conduct of its equity investments, and considers a range of ESG factors including, but not limited to, corporate governance, employee health and safety, human rights, and environmental management. ESG factors are used as part of the investment analysis for all equity holdings and inform the Sub‑Advisor’s opinion on ESG risk levels and whether an investment’s business model has a net benefit for society.
The Sub‑Advisor’s ESG integration approach incorporates proprietary ESG checklists, internal research, analysis and discussion, and ESG data from third party providers.
ESG engagement is defined by the Sub‑Advisor as the interactions between the Sub‑Advisor and current or potential investees (which may be companies and/or other stakeholders of relevance to the investees) on ESG issues. ESG engagements are undertaken to gain insight and/or influence (or identify the need to influence) involving ESG practices and/or improve ESG disclosure, to the extent possible. The Sub‑Advisor undertakes engagement activities on an on‑going basis. The Sub‑Advisor also votes all proxies in accordance with its fiduciary duty.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for Class A and Class R6 shares will be different than the returns of Class I shares shown in the bar chart and performance table because fees and expenses of the three classes differ. The bar chart shows the Fund’s performance for the last calendar year. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting https://us.rbcgam.com/mutual-funds/ or by calling 1‑800‑422‑2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑422‑2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.rbcgam.com/mutual-funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the chart for the Class I Shares of the Fund:QuarterYearReturnsBest quarter:Q420229.02%Worst quarter:Q22022(14.38)%
The year‑to‑date return of Class I shares as of June 30, 2023 was 8.34%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Before‑tax returns for Class A shares assume applicable maximum sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and localtaxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold Fund shares through tax‑deferred arrangements, such as qualified retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows after‑tax returns for Class I shares only.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Performance Table
The table below shows after‑tax returns for Class I shares only. Before‑tax returns for Class A shares assume applicable maximum sales charges. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold Fund shares through tax‑deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of Class A, Class I and Class R6 shares is December 15, 2021.

RBC Global Equity Leaders Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non‑Diversified Fund Risk.    Because the Fund is non‑diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

RBC Global Equity Leaders Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The value of your investment in the Fund will change daily, which means that you could lose money.
RBC Global Equity Leaders Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
RBC Global Equity Leaders Fund | Equity Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Market Risk.    Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, including common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

RBC Global Equity Leaders Fund | Foreign Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Risk.    Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political, environmental and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscation of assets and property and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

RBC Global Equity Leaders Fund | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk.    The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in emerging market countries. These risks are not normally associated with investments in more developed countries.

RBC Global Equity Leaders Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Risk.    Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

RBC Global Equity Leaders Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk.    The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

RBC Global Equity Leaders Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk.    The Fund’s assets may include equity securities traded in foreign markets that close prior to the U.S. markets and when the Fund’s net asset value is calculated. In order to take into account any significant events occurring after the close of trading in a foreign market, these securities are valued using adjusted fair value prices received from an independent pricing vendor and are categorized as Level 2 in the fair value hierarchy. As a result, there is a risk that the values at which these investments are sold may be significantly different to the estimated fair values of these investments.

RBC Global Equity Leaders Fund | Custodial Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Custodial Risk.    The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub‑custodians, in circumstances where the use of such sub‑custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

RBC Global Equity Leaders Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk.    The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. The Fund’s investments may be over-
weighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

RBC Global Equity Leaders Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk.    The Fund is actively managed and its performance therefore will reflect in part the Sub‑Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

RBC Global Equity Leaders Fund | New Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is new with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.
RBC Global Equity Leaders Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b‑1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.76%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	$ 671
Three Years	rr_ExpenseExampleYear03	2,151
Five Years	rr_ExpenseExampleYear05	3,550
Ten Years	rr_ExpenseExampleYear10	$ 6,723
Past Year	rr_AverageAnnualReturnYear01	(26.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(25.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2021
RBC Global Equity Leaders Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b‑1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.49%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
One Year	rr_ExpenseExampleYear01	$ 77
Three Years	rr_ExpenseExampleYear03	1,553
Five Years	rr_ExpenseExampleYear05	2,963
Ten Years	rr_ExpenseExampleYear10	$ 6,222
2022	rr_AnnualReturn2022	(22.10%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year‑to‑date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.38%)
Past Year	rr_AverageAnnualReturnYear01	(22.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2021
RBC Global Equity Leaders Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b‑1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.81%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
One Year	rr_ExpenseExampleYear01	$ 72
Three Years	rr_ExpenseExampleYear03	1,599
Five Years	rr_ExpenseExampleYear05	3,051
Ten Years	rr_ExpenseExampleYear10	$ 6,373
Past Year	rr_AverageAnnualReturnYear01	(22.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2021
RBC Global Equity Leaders Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(22.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(20.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2021
RBC Global Equity Leaders Fund | After Taxes on Distributions and Sale of Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(12.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2021
RBC Global Equity Leaders Fund | MSCI ACWI Net Total Return USD Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(18.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.89%)

[1]	A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front‑end sales charge was paid.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.00% of the Fund’s average daily net assets for Class A shares, 0.75% for Class I shares and 0.70% for Class R6 shares. This expense limitation agreement is in place until July 31, 2024 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses previously waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided that such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund’s expense limitation at the time of the waiver or reimbursement and (ii) the Fund’s expense limitation at the time of recoupment.